Common Stock and Convertible Preferred Units	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Common Stock and Convertible Preferred Units [Abstract]
Common Stock and Convertible Preferred Units

7. Common Stock and Convertible Preferred Units

The Condensed Consolidated Statements of Changes in Stockholders’ Equity reflect the Business Combination as of October 28, 2021. As Holdings was deemed the accounting acquirer in the Business Combination, all periods prior to the consummation date reflect the balances and activity of Holdings. The balances as of June 30, 2022 and 2021 and December 31, 2021 and 2020 from the financial statements of Holdings as of that date, share activity (redeemable preferred units, common units, additional paid in capital, and accumulated deficit) and per share amounts were retroactively adjusted, where applicable.

Common Stock

As of June 30, 2022, NextNav had authorized the issuance of 600,000,000 shares of capital stock, par value, $0.0001 per share, consisting of (a) 500,000,000 shares of common stock and (b) 100,000,000 shares of undesignated preferred stock. As of June 30, 2022, NextNav had 101,386,973 shares of common stock issued and 101,386,800 shares of common stock outstanding.

Holdings’ Convertible Preferred Units

Below is historical summary information of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (collectively, Preferred Units) rights of Holdings.

Cumulative Preferred Return — Class C Redeemable Preferred Units and Class D Redeemable Preferred Units were entitled to cumulative preferred return whether or not declared at an annual rate of 8% and 10%, respectively. As of December 31, 2020, the Class C Preferred Units had cumulative undeclared preferred returns of $6.0 million. As of December 31, 2020, the Class D Redeemable Preferred Units had cumulative undeclared preferred returns of $146.2 million.

Conversion — Preferred Units were convertible to Class A Common Units at any time at the option of the holder based on a stated conversion ratio. The initial conversion ratio was one Preferred Unit for one Class A Common Unit. The conversion ratio was subject to certain adjustments as defined in Holdings’ operating agreement. Preferred Units would automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in Holdings’ operating agreement) where gross proceeds were at least $75 million.

Voting — The holders of Preferred Units were entitled to the number of votes equal to the number of common units into which the shares of Preferred Units held by each holder were then convertible. In addition, certain actions required the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of Holdings, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common or Preferred Units, or amendment of Holdings’ operating agreement.

Redemption — The Class C Redeemable Preferred Units were redeemable by Holdings, at the request of the majority of the then-outstanding Class C Redeemable Preferred Unit holders, over a three-year period commencing on or after the date upon which no Class D Redeemable Preferred Units were outstanding, at a per unit price of $0.44, plus any accrued and unpaid preferred return, whether or not declared. The Class D Redeemable Preferred Units were redeemable by Holdings, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after the later of September 1, 2021 and the date that was 91 days after the earlier of December 27, 2026 and the date upon which Holdings’ obligations under the senior secured loan facility (the “Financing Agreement”), which Holdings entered into in December 2019 and amended in June 2021 with Fortress Credit Corporation, were satisfied in full, provided that in either case neither a qualified offering or a capital transaction had occurred prior to such request, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.

In connection with the Business Combination on October 28, 2021, all outstanding units of Holdings’ Class C Redeemable Preferred Units and Class D Redeemable Preferred Units converted into 5,365,566 and 42,286,068 shares of common stock of NextNav, respectively.

9. Common Stock and Convertible Preferred Units

The Consolidated Statements of Changes in Stockholders’ Equity reflect the Business Combination as of October 28, 2021. As Holdings was deemed the accounting acquirer in the Business Combination, all periods prior to the consummation date reflect the balances and activity of Holdings. The balances as of December 31, 2021 and 2020 from the financial statements of Holdings as of that date, share activity (redeemable preferred units, common units, additional paid in capital, and accumulated deficit) and per share amounts were retroactively adjusted, where applicable.

Common Stock

In connection with the Business Combination, NextNav amended and restated its certificate of incorporation. As of December 31, 2021, NextNav had authorized the issuance of 600,000,000 shares of capital stock, par value, $0.0001 per share, consisting of (a) 500,000,000 shares of common stock and (b) 100,000,000 shares of undesignated preferred stock. As of December 31, 2021, NextNav had 96,546,611 shares of common stock issued and outstanding.

Holdings’ Convertible Preferred Units

Below is historical summary information of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (collectively, Preferred Units) rights of Holdings.

Cumulative Preferred Return — Class C Redeemable Preferred Units and Class D Redeemable Preferred Units were entitled to cumulative preferred return whether or not declared at an annual rate of 8% and 10%, respectively. As of December 31, 2020, the Class C Preferred Units had cumulative undeclared preferred returns of $6.0 million. As of December 31, 2020, the Class D Redeemable Preferred Units had cumulative undeclared preferred returns of $146.2 million.

Conversion — Preferred Units were convertible to Class A Common Units at any time at the option of the holder based on a stated conversion ratio. The initial conversion ratio was one Preferred Unit for one Class A Common Unit. The conversion ratio was subject to certain adjustments as defined in Holdings’ operating agreement. Preferred Units would automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in Holdings’ operating agreement) where gross proceeds were at least $75 million.

Voting — The holders of Preferred Units were entitled to the number of votes equal to the number of common units into which the shares of Preferred Units held by each holder were then convertible. In addition, certain actions required the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of Holdings, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common or Preferred Units, or amendment of Holdings’ operating agreement.

Redemption — The Class C Redeemable Preferred Units were redeemable by Holdings, at the request of the majority of the then-outstanding Class C Redeemable Preferred Unit holders, over a three-year period commencing on or after the date upon which no Class D Redeemable Preferred Units were outstanding, at a per unit price of $0.44, plus any accrued and unpaid preferred return, whether or not declared. The Class D Redeemable Preferred Units were redeemable by Holdings, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after the later of September 1, 2021 and the date that was 91 days after the earlier of December 27, 2026 and the date upon which Holdings’ obligations under the Financing Agreement were satisfied in full, provided that in either case neither a qualified offering or a capital transaction had occurred prior to such request, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.

Given the redemption rights contained within the Class C Redeemable Preferred Units and the Class D Redeemable Preferred Units, Holdings accounted for the outstanding Preferred Units as mezzanine equity in its Consolidated Balance Sheets. The Class C Redeemable Preferred Units and the Class D Redeemable Preferred Units were initially recorded at fair value, net of transaction costs, at issuance. At each reporting period, the carrying amount was adjusted to equal what the redemption amount would be as if redemption were to occur at the end of the reporting date based on the conditions that exist as of that date. The recorded redemption value of the Preferred Units includes accrued but unpaid dividends. At December 31, 2020, the redemption value of the Class C Redeemable Preferred Units was $11.9 million, and the redemption value of the Class D Redeemable Preferred Units was $357.7 million.

In connection with the Business Combination on October 28, 2021, all outstanding units of Holdings’ Class C Redeemable Preferred Units and Class D Redeemable Preferred Units converted into 5,365,566 and 42,286,068 shares of common stock of NextNav, respectively, with redemption values of $11.9 million and $371.6 million, respectively, retroactively adjusted as a result of the Business Combination.